Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	CHEWY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38936
Entity Tax Identification Number	90-1020167
Entity Address, Address Line One	7700 West Sunrise Boulevard
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33322
City Area Code	786
Local Phone Number	320-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	CHWY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001766502